Reserves	12 Months Ended
Dec. 31, 2025
Reserves [Abstract]
RESERVES
30.	RESERVES

The amounts of the Group’s reserves and the movements therein for the current and prior years are presented in the consolidated statements of changes in equity.

In connection with the post-IPO share option scheme, the 2021 RSU Scheme, and 2022 RSU Scheme, expenses amounting to RMB20,874 (US$2,985) (2024: RMB20,924; 2023: RMB31,503) were recognized and contributed to capital and reserves during the year ended December 31, 2025.

Upon the exercise of the Pre-IPO share option scheme and vesting of restricted share units granted under the 2021 RSU Scheme, and 2022 RSU Scheme, RMB33,000 (US$4,719) (2024: RMB19,333; 2023: RMB32,593) was credited to share premium, and RMB33,635 (US$4,810)(2024: RMB33,998; 2023: RMB43,709) was transferred out from capital and reserves during the year ended December 31, 2025.

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and reserve funds of the Company’s PRC subsidiaries, totaling RMB3,033,545 (US$433,791) and RMB2,702,519 as at December 31, 2025 and 2024, respectively. See note 41 for the statement of financial position of the Company.

In connection with the equity-settled bonus, the Company settled the bonus of RMB58,869 (US$8,418) (2024: RMB49,350) by issuing 1,592,607 ordinary shares (2024: 2,479,348 treasury shares) at a price of HK$40.05 (2024: HK$21.95) to employees, among which, RMB58,868 (US$8,418) (2024: RMB40,719) was credited to share premium.